Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.1%
Debt Funds - 44.9%
iShares 0-5 Year High Yield Corporate Bond ETF	47,311	$2,079,318
iShares 20+ Year Treasury Bond ETF	5,796	946,255
iShares 3-7 Year Treasury Bond ETF	34,176	4,565,572
iShares 7-10 Year Treasury Bond ETF	4,684	570,605
iShares Long-Term Corporate Bond ETF	110,890	7,807,765
iShares Short Maturity Bond ETF	30,352	1,520,939
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	144,599	7,939,931
iShares Trust iShares 5-10 Year Investment Grade Corporate Bond ETF	17,432	1,060,040
iShares U.S. Treasury Bond ETF	326,627	9,129,224
Total Debt Funds		35,619,649
Equity Funds - 50.2%
iShares Core MSCI EAFE ETF	76,555	4,614,735
iShares Core S&P 500 ETF	46,238	15,538,742
iShares Core S&P Mid-Cap ETF	16,115	2,986,271
iShares Core S&P Small-Cap ETF	63,274	4,443,733
iShares Global Tech ETF	2,956	779,409
iShares MSCI EAFE Growth ETF	16,618	1,493,626
iShares MSCI USA Min Vol Factor ETF	17,706	1,128,403
iShares MSCI USA Value Factor ETF	30,066	2,218,270
iShares Trust iShares ESG Aware MSCI USA ETF	67,294	5,128,476
iShares U.S. Financial Services ETF	6,072	740,905
iShares, Inc. iShares ESG Aware MSCI EM ETF	20,987	747,347
Total Equity Funds		39,819,917
Total Exchange Traded Funds (Cost - $64,816,595)		75,439,566
Short-Term Investments - 4.1%
Money Market Funds - 4.1%
Dreyfus Government Cash Management, 0.02%(a)	3,201,615	3,201,615
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	70,152	70,152
Total Short-Term Investments (Cost - $3,271,767)		3,271,767
Total Investments - 99.2% (Cost - $68,088,362)		$78,711,333
Other Assets Less Liabilities - Net 0.8%		605,610
Total Net Assets - 100.0%		$79,316,943

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	17	12/18/2020	$1,278,740	$(6,510)
MSCI EAFE Future	Goldman Sachs & Co.	14	12/18/2020	1,297,240	22,390
MSCI Emerging Market Future	Goldman Sachs & Co.	3	12/18/2020	163,275	1,420
S&P 500 E-Mini Future	Goldman Sachs & Co.	30	12/18/2020	5,028,000	(51,688)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	5	12/18/2020	927,950	(415)

Total Net Unrealized Depreciation on Futures Contracts					$(34,803)